Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2020
Prepaid Expenses And Other Current Assets Disclosure [Abstract]
Schedule of prepaid expenses and other current assets
	December 31, 2020	December 31, 2019
Prepaid expenses	$54,466	$2,761
Note receivable (1)	400,000	-
Advance deposit for intent acquisition (2)	4,937,664	4,937,664
Deposits and others	28,786	181,025
Total prepaid expenses and other current assets	$5,420,916	$5,121,450